Operating segments	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Operating segments
28. Operating segments
The Company has several operating segments based on a mix of industry and the types of services. The composition and organization of these operating segments currently is designed in such a way that the back office shared processes, i.e. the horizontal structure, delivers service to industry specific back office and front office processes i.e. the vertical structure. These structures represent a matrix form of organization structure, accordingly operating segments have been determined based on the core principle of segment reporting in accordance with IFRS 8
“Operating segments”
(“IFRS 8”). Segment managers are responsible for the performance of the operating segments on a combined vertical structure which includes travel, shipping and logistics services; utilities, retail and consumer products group; banking and financial, healthcare and insurance services including auto claims; hi-tech and professional services; and others. Effective February 1, 2019, the Company realigned its segment managers responsible for the performance of operating segments on a combined vertical structure with the appointment of a segment manager as Chief Operating Officer. The revised structure includes travel, shipping and logistics services, utilities, retail and consumer products group; banking and financial and hi-tech and professional services; insurance services; healthcare; auto claims and others. The segment managers’ performance is reviewed by the Group Chief Executive Officer, who has been identified as the Chief Operating Decision Maker (“CODM”). The CODM evaluates the Company’s performance and allocates resources based on revenue growth of combined vertical structure.
The Company believes that the business process management services that it provides to customers in industries other than auto claims such as travel, shipping and logistics services; utilities, retail and consumer products group; banking and financial, healthcare and insurance; hi-tech and professional services; and others are similar in terms of services, service delivery methods, use of technology, and average long-term gross profit and hence meet the aggregation criteria in accordance with IFRS 8. WNS Assistance Limited and Accidents Happen Assistance Limited (which provide automobile repair through a network of third party repair centers), and WNS Assistance (Legal) Limited and WNS Legal Assistance LLP (which provide legal services in relation to personal injury claims), constitute WNS Auto Claims BPM, the performance of which is evaluated by the CODM separately. The WNS Auto Claims BPM segment does not meet the aggregation criteria. Accordingly, the Company has determined that it has two reportable segments, “WNS Global BPM” and “WNS Auto Claims BPM.”
In order to provide accident management services, the Company arranges for the repair through a network of repair centers. Repair costs paid to automobile repair centers are invoiced to customers and recognized as revenue except in cases where the Company has concluded that it is not the principal in providing claims handling services and hence it would be appropriate to record revenue from repair services on a net basis, i.e. net of repair cost. The Company uses revenue less repair payments
(non-GAAP)
for “Fault” repairs as a primary measure to allocate resources and measure segment performance. Revenue less repair payments is a non-GAAP
measure which is calculated as (a) revenue less (b) in the Company’s auto claims business, payments to repair centers for “Fault” repair cases where the Company acts as the principal in its dealings with the third party repair centers and its clients. For
“Non-fault
repairs,” revenue including repair payments is used as a primary measure. As the Company provides a consolidated suite of accident management services including credit hire and credit repair for its
“Non-fault”
repairs business, the Company believes that measurement of that line of business has to be on a basis that includes repair payments in revenue.
The segment results for the year ended March 31, 2022 are as follows:

	Year ended March 31, 2022
	WNS Global BPM	WNS Auto Claims BPM	Inter segments (1)	Total
Revenue from external customers	$1,013,677	$96,123	$—	$1,109,800
Segment revenue	$1,014,671	$96,123	$(994)	$1,109,800
Payments to repair centers	—	82,954	—	82,954

Revenue less repair payments (non-GAAP)	1,014,671	13,169	(994)	1,026,846
Depreciation	49,277	726	—	50,003
Other costs	742,745	15,317	(994)	757,068

Segment operating profit/(loss)	222,649	(2,874)	—	219,775
Other income, net	(13,134)	(733)	—	(13,867)
Finance expense	13,323	64	—	13,387

Segment profit/(loss) before income taxes	222,460	(2,205)	—	220,255
Income tax expense	32,703	(264)	—	32,439

Segment profit/(loss)	189,757	(1,941)	—	187,816
Amortization of intangible assets				11,550
Share-based compensation expense				44,165

Profit after tax				$132,101

Addition to non-current assets (2)	$39,094	$2,232	$—	$41,326
Total assets, net of elimination	1,044,865	119,627	—	1,164,492
Total liabilities, net of elimination	$319,936	$90,553	$—	$410,489

(1)	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.
(2)	Addition to non-current assets include additions made to property and equipment, right-of-use assets and intangible assets.
No client individually accounted for more than 10% of the total revenue during the year ended March 31, 2022.
The segment results for the year ended March 31, 2021 are as follows:

	Year ended March 31, 2021
	WNS Global BPM	WNS Auto Claims BPM	Inter segments (1)	Total
Revenue from external customers	$858,023	$54,620	$—	$912,643
Segment revenue	$858,368	$54,620	$(345)	$912,643
Payments to repair centers	—	43,942	—	43,942

Revenue less repair payments (non-GAAP)	858,368	10,678	(345)	868,701
Depreciation	48,302	621	—	48,923
Other costs	620,487	12,630	(345)	632,772

Segment operating profit/(loss)	189,579	(2,573)	—	187,006
Other income, net	(11,847)	(617)	—	(12,464)
Finance expense	14,758	69	—	14,827

Segment profit/(loss) before income taxes	186,668	(2,025)	—	184,643
Income tax expense	29,661	413	—	30,074

Segment profit/(loss)	157,007	(2,438)	—	154,569
Amortization of intangible assets				13,722
Share-based compensation expense				38,230

Profit after tax				$102,617

Addition to non-current assets (2)	$46,806	$1,792	$—	$48,598
Total assets, net of elimination	979,281	126,867	—	1,106,148
Total liabilities, net of elimination	$329,192	$92,864	$—	$422,056

(1)	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.
(2)	Addition to non-current assets include additions made to property and equipment, right-of-use assets and intangible assets.
No client individually accounted for more than 10% of the total revenue during the year ended March 31, 2021.

The segment results for the year ended March 31, 2020 are as follows:

	Year ended March 31, 2020
	WNS Global BPM	WNS Auto Claims BPM	Inter segments (1)	Total
Revenue from external customers	$881,840	$46,418	$—	$928,258
Segment revenue	$882,016	$46,418	$(176)	$928,258
Payments to repair centers	—	32,047	—	32,047

Revenue less repair payments (non-GAAP)	882,016	14,371	(176)	896,211
Depreciation	46,722	498	—	47,220
Other costs	630,375	14,946	(176)	645,145
Impairment of goodwill (Refer Note 9)	—	4,085	—	4,085

Segment operating profit/(loss)	204,919	(5,158)	—	199,761
Other income, net	(13,298)	(1,077)	—	(14,375)
Finance expense	16,932	79	—	17,011

Segment profit/(loss) before income taxes	201,285	(4,160)	—	197,125
Income tax expense	27,387	(204)	—	27,183

Segment profit/(loss)	173,898	(3,956)	—	169,942
Amortization of intangible assets				15,653
Share-based compensation expense				37,520

Profit after tax				$116,769

Addition to non-current assets (2)	$42,973	$1,760	$—	$44,733
Total assets, net of elimination	892,572	119,757	—	1,012,329
Total liabilities, net of elimination	$339,660	$85,559	$—	$425,219

(1)	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.
(2)	Addition to non-current assets include additions made to property and equipment, right-of-use assets and intangible assets.
No client individually accounted for more than 10% of the total revenue during the year ended March 31, 2020.
External revenue
Revenues from the geographic segments based on domicile of the customer. The Company’s external revenue by geographic area is as follows:

	Year ended March 31,
	2022	2021	2020
Jersey, Channel Islands	$—	$—	$—
North America (primarily the US)	504,260	403,527	392,601
UK	363,871	286,646	291,295
Australia	67,409	70,297	79,875
Europe (excluding the UK)	67,918	61,381	74,308
South Africa	22,270	26,450	35,429
Rest of the world	84,072	64,342	54,750

Total	$1,109,800	$912,643	$928,258

The Company’s
non-current
assets by geographic area, which consists of property and equipment and right-of-use
assets are as follows:

	As at March 31,
	2022	2021
Jersey, Channel Islands	$—	$—
India	90,272	108,971
Philippines	59,030	58,149
South Africa	12,136	16,737
North America	14,707	16,601
UK	5,066	6,396
Rest of the world	10,669	12,184

Total	$191,880	$219,038